Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2023
Entity File Number	001-38713
Entity Registrant Name	YETI Holdings, Inc.
Entity Central Index Key	0001670592
Entity Tax Identification Number	45-5297111
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7601 Southwest Parkway
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	394-9384
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	YETI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false